T. ROWE PRICE New Asia Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $10,313 (USD) (1)(2)(3) 2,705,860 5,330
Total Cayman Islands (Cost
$10,313
)
5,330
CHINA 42.3%
Common Stocks 32.9%
Alibaba Group Holding (HKD) (2) 6,893,540 77,507
China Resources Gas Group (HKD)  15,034,400 63,091
China Resources Land (HKD)  2,854,000 11,919
China Resources Mixc Lifestyle Services (HKD)  7,647,000 32,399
Great Wall Motor, Class H (HKD)  12,394,500 19,649
H World Group (HKD) (4) 7,665,700 30,063
H World Group, ADR (USD) (4) 877,000 33,633
I-Mab, ADR (USD) (2)(4) 622,652 6,525
JD Health International (HKD) (2) 3,718,900 28,208
JD.com, Class A (HKD)  1,042,938 31,113
Jinke Smart Services Group, Class H (HKD)  4,148,600 8,219
Kanzhun, ADR (USD) (2) 2,323,799 54,632
KE Holdings, ADR (USD) (2) 2,523,400 35,605
Li Auto, Class A (HKD) (2) 2,134,200 34,463
Meituan, Class B (HKD) (2) 3,523,500 79,044
New Horizon Health (HKD) (2)(4) 3,258,500 9,787
Ping An Insurance Group, Class H (HKD)  3,197,500 18,792
Shandong Weigao Group Medical Polymer, Class H (HKD)  28,301,600 35,401
Silergy (TWD)  2,260,000 42,294
Sunny Optical Technology Group (HKD)  2,244,400 30,364
Tencent Holdings (HKD)  3,821,460 147,695
Tingyi Cayman Islands Holding (HKD)  10,406,000 17,130
Tsingtao Brewery, Class H (HKD)  2,520,000 24,616
WuXi AppTec, Class H (HKD)  674,500 8,171
Wuxi Biologics Cayman (HKD) (2) 4,168,000 39,897
Yum China Holdings (HKD)  682,650 31,962
Yum China Holdings (USD)  316,800 15,431
967,610
Common Stocks - China A Shares 9.4%
Glodon, A Shares (CNH)  4,824,045 33,238
Hongfa Technology, A Shares (CNH)  5,665,594 34,586
Jiangsu Hengrui Medicine, A Shares (CNH)  4,942,815 25,932
NARI Technology, A Shares (CNH)  5,463,568 23,712
NARI Technology, A Shares (5) 2,196,699 9,533
T. ROWE PRICE New Asia Fund

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Shenzhen Inovance Technology, A Shares (CNH)  4,125,808 40,532
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  665,251 28,642
Sungrow Power Supply, A Shares (CNH)  727,849 13,416
Yifeng Pharmacy Chain, A Shares (CNH)  1,962,692 15,094
Zhejiang Hangke Technology, A Shares (CNH)  2,090,625 23,239
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  1,448,100 7,000
ZWSOFT Guangzhou, A Shares (5) 639,963 20,664
275,588
Total China (Cost
$1,299,593
)
1,243,198
HONG KONG 5.0%
Common Stocks 5.0%
AIA Group  7,822,400 78,589
HKT Trust & HKT  21,344,000 29,905
Hong Kong Exchanges & Clearing  398,800 18,301
Hongkong Land Holdings (USD)  3,912,500 20,338
Total Hong Kong (Cost
$83,769
)
147,133
INDIA 14.8%
Common Stocks 14.8%
Container Corp. of India  5,628,356 50,585
Godrej Consumer Products (2) 1,369,072 14,756
HDFC Bank  3,733,074 68,274
HDFC Life Insurance  3,594,109 25,217
Housing Development Finance  1,177,844 35,712
ICICI Bank  2,476,059 25,756
Infosys, ADR (USD)  3,771,291 73,502
Kotak Mahindra Bank  1,679,975 38,660
Maruti Suzuki India  375,645 41,765
Power Grid Corp. of India  12,077,295 32,737
Voltas  1,616,016 20,489
Zomato (2) 13,619,600 7,983
Total India (Cost
$313,470
)
435,436
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  74,060,600 36,827
Unilever Indonesia  63,225,700 19,252
Total Indonesia (Cost
$36,039
)
56,079

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.9%
Common Stocks 2.9%
ASML Holding (USD)  148,142 85,099
Total Netherlands (Cost
$61,708
)
85,099
PHILIPPINES 1.3%
Common Stocks 1.3%
Bank of the Philippine Islands  4,675,240 7,891
Converge Information and Communications Technology
Solutions (2) 38,148,490 13,181
Universal Robina  9,064,050 18,253
Total Philippines (Cost
$46,360
)
39,325
SINGAPORE 4.7%
Common Stocks 4.7%
ComfortDelGro  29,105,700 29,946
DBS Group Holdings  3,712,500 84,713
Sea, ADR (USD) (2) 312,200 23,827
Total Singapore (Cost
$123,437
)
138,486
SOUTH KOREA 7.2%
Common Stocks 7.2%
Coupang (USD) (2) 507,580 8,776
Hyundai Mobis  151,940 26,743
LG Chem  89,989 41,913
NAVER  212,808 42,570
Samsung Electronics  1,931,083 91,408
Total South Korea (Cost
$139,797
)
211,410
SWITZERLAND 2.1%
Common Stocks 2.1%
Cie Financiere Richemont, Class A  503,031 60,654
Total Switzerland (Cost
$36,561
)
60,654
TAIWAN 12.3%
Common Stocks 12.3%
Chailease Holding  5,058,225 35,973
Hon Hai Precision Industry  5,852,000 21,387

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
MediaTek  342,000 7,880
President Chain Store  1,295,000 12,245
Taiwan Semiconductor Manufacturing  16,000,574 274,403
Vanguard International Semiconductor  3,699,000 8,909
Total Taiwan (Cost
$104,673
)
360,797
THAILAND 1.6%
Common Stocks 1.6%
CP ALL  28,969,900 48,573
Total Thailand (Cost
$47,927
)
48,573
VIETNAM 1.2%
Common Stocks 1.2%
Bank for Foreign Trade of Vietnam  11,358,178 36,392
Total Vietnam (Cost
$40,327
)
36,392
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 2.03% (6)(7) 59,767,160 59,767
Total Short-Term Investments (Cost $59,767) 59,767
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 2.03% (6)(7) 29,769,912 29,770
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 29,770
Total Securities Lending Collateral (Cost $29,770) 29,770
Total Investments in Securities 100.5%
(Cost $2,433,511) $ 2,957,449
Other Assets Less Liabilities (0.5)% (15,451)
Net Assets 100.0% $ 2,941,998
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Level 3 in fair value hierarchy.

T. ROWE PRICE New Asia Fund

.
.
.
.
.
.
.
.
.
.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,330 and represents 0.2% of net assets.
(4) All or a portion of this security is on loan at July 31, 2022.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 183++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 183+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 40,741  ¤  ¤ $ 89,537
T. Rowe Price Short-Term Fund 16,068  ¤  ¤ —
Total $ 89,537^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $183 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $89,537.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE New Asia Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Asia Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F39-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 337,030 $ 2,525,552 $ 5,330 $ 2,867,912
Short-Term Investments 59,767 — — 59,767
Securities Lending Collateral 29,770 — — 29,770
Total $ 426,567 $ 2,525,552 $ 5,330 $ 2,957,449